Regulatory Restrictions	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Regulatory Restrictions

Note 17. Regulatory Restrictions

Dividends

The Company’s principal source of funds for dividend payments is dividends received from the Bank. The Bank, as a North Carolina banking corporation, may pay cash dividends only out of undivided profits as determined pursuant to North Carolina banking laws. However, regulatory authorities may limit payment of dividends by a bank when it is determined that such a limitation is in the public interest and is necessary to ensure financial soundness of the bank.

Intercompany Transactions

The Bank’s legal lending limit on loans to the Company is governed by Federal Reserve Act 23A, and differs from legal lending limits on loans to external customers. Generally, a bank may lend up to 10% of its capital and surplus to its Parent, if the loan is secured. Under this definition, the legal lending limit for the Bank on loans to the Company was approximately $3,348,000 at December 31, 2013. No 23A transactions were deemed to exist between the Company and the Bank at December 31, 2013 or 2012.

Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory (and possibly additional discretionary) actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital to risk-weighted assets, and of Tier I capital to average assets, as all those terms are defined in the regulations. Management believes, as of December 31, 2013, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2013, the most recent notification from the Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the following table. There are no conditions or events after that notification that management believes to have changed the institution’s category.

On July 7, 2013 the Federal Reserve Board approved Basel III Final Rule to begin implementation January 1, 2015. The desired overall objective of Basel III is to improve the banking sector’s ability to absorb shocks arising from financial and economic stress. The Final Rule changes minimum capital ratios and raises the Tier 1 Risk Weighted Assets to 6% from 4%. In addition, the new rules require a bank to maintain a capital conservation buffer of between 2 and 2  1/2 % beginning in 2016. The new rules will be phased in beginning in 2015 with complete compliance required by 2019. Generally, the Basel III Final Rule will require banks to maintain higher levels of common equity and regulatory capital.

The Company’s and Bank’s actual capital amounts and minimum required amounts (dollars in thousands) and ratios are also presented in the following table.

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2013
Total Capital
(to Risk-Weighted Assets) Consolidated	$34,880	21.90%	$12,740	8.00%	$	n/a	n/a
Surrey Bank & Trust	$34,154	21.46%	$12,730	8.00%		$15,913	10.00%
Tier I Capital
(to Risk-Weighted Assets) Consolidated	$32,872	20.64%	$6,370	4.00%	$	n/a	n/a
Surrey Bank & Trust	$32,148	20.20%	$6,365	4.00%		$9,548	6.00%
Tier I Capital
(to Average Assets) Consolidated	$32,872	13.58%	$9,685	4.00%	$	n/a	n/a
Surrey Bank & Trust	$32,148	13.31%	$9,663	4.00%		$12,079	5.00%

December 31, 2012
Total Capital
(to Risk-Weighted Assets) Consolidated	$32,923	20.77%	$12,679	8.00%	$	n/a	n/a
Surrey Bank & Trust	$32,373	20.49%	$12,637	8.00%		$15,796	10.00%
Tier I Capital
(to Risk-Weighted Assets) Consolidated	$30,924	19.51%	$6,340	4.00%	$	n/a	n/a
Surrey Bank & Trust	$30,381	19.23%	$6,318	4.00%		$9,478	6.00%
Tier I Capital
(to Average Assets) Consolidated	$30,924	13.49%	$9,172	4.00%	$	n/a	n/a
Surrey Bank & Trust	$30,381	13.28%	$9,153	4.00%		$11,442	5.00%